Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of stock option plans to employees and directors
Options outstanding at beginning of year	112,500	112,500	112,500
Granted during year
Forfeited during year
Exercised during year
Outstanding at end of year	112,500	112,500	112,500
Options exercisable at end of year	112,500	112,500	112,500
Weighted average fair value of options & RSU granted during year
Forfeited average intrinsic value during year
Exercised average intrinsic value during year
Weighted average exercise Price
Options outstanding at beginning of year	$ 1.5	$ 1.5
Granted during year
Forfeited during year
Exercised during year
Outstanding at end of year	1.5	1.5	1.5
Options exercisable at end of year	$ 1.5	$ 1.5	$ 1.5